Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary cash flow information:
Cash paid for interest	$ 349,415	$ 259,835	$ 264,525
Cash paid for income taxes, net of tax refund	552,711	455,805	520,766
Cash inflow for income taxes from stock option exercises	21,008	13,010	13,313
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(2,519,189)	(1,684,630)	(668,198)
Liabilities assumed	241,342	215,253	102,698
Noncontrolling interest subject to put provisions	123,210	26,684
Noncontrolling interest	104,947	20,983	36,141
Obligations assumed in connection with acquisition	6,624	20,016	31,666
Cash paid	(2,043,066)	(1,401,694)	(497,693)
Less cash acquired	$ 173,278	$ 47,461	$ 16,318